ACCOUNTING POLICIES (Details 4) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period (in years)			3 years
Black-Sholes assumptions [Abstract]
Dividend yield (in hundredths)	6.09%	2.92%	2.92%	3.13%	3.44%
Risk-free interest rate (in hundredths)	1.35%	1.69%	1.69%	2.13%	1.35%
Expected volatility (in hundredths)	32.00%	34.00%	34.00%	42.00%	43.00%
Fair Value Assumptions, Expected Term, Simplified Method	6.0	6.0
Expected life (years)			6 years	7 years	7 years
Grant fair value (in dollars per share)	$ 1.90	$ 6.80	$ 6.80	$ 8.34	$ 7.05
Exercise price (in dollars per share)	$ 13.14	$ 27.40	$ 27.40	$ 25.69	$ 23.28
Shares granted (in shares)	1,670,400	776,750	776,750	624,200	621,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period (in years)			3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period (in years)			1 year